Marketable Securities	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Marketable Securities

3.	Marketable Securities

As at December 31, 2013, the Company held 1,360,000 (2012 – nil) common shares of Plate Resources Inc. with an original cost of $76,721 (Cdn$81,600) and a fair value of $166,219 (Cdn$176,800) (2012 - $nil). Management estimated the fair value of the shares using the quoted market price on the TSX Venture Exchange.